UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Mason Hill Advisors, LLC
           -----------------------------------------------
 Address:   623 Fifth Ave., 27[th] Floor
           -----------------------------------------------
            New York, New York 10022
           -----------------------------------------------

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    Brian J. Tsai
         --------------------------------------
 Title:   Chief Compliance Officer
         --------------------------------------
 Phone:   (212) 832-1290
         --------------------------------------

Signature, Place, and Date of Signing:

 /s/ Brian J. Tsai     New York, New York     February 12, 2008
-------------------   --------------------   -------------------
    [Signature]          [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


















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
                             FORM 13F SUMMARY PAGE



Report Summary:


 Number of Other Included Managers:        0
                                          ---------------------------

 Form 13F Information Table Entry Total:   22
                                          ---------------------------

 Form 13F Information Table Value Total:   $ 160,460,250.67
                                          ---------------------------
                                                  (thousands)


List of Other Included Managers:


NONE.

















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
                           FORM 13F INFORMATION TABLE



NAME OF ISSUER      TITLE OF     CUSIP    VALUE (X $1000)  SHRS AMT  SECURITY INVESTMENT OTHER    VOTING AUTHORITY        VOTING
                     CLASS                                             TYPE   DISCRETION MGRS       NO. OF SHARES       AUTHORITY
                                                                                                                       SOLE/SHARED/
                                                                                                                           NONE
APEX SILVER MINES  ORD        G04074 10 3                              SHRS      SOLE     N/A                              SOLE
LIMITED                                      1,192,438.56     78,244                                            78,244
BEAZER HOMES USA   COM        07556Q 10 5                              SHRS      SOLE     N/A                              SOLE
INC                                            668,700.00     90,000                                            90,000
CANADIAN NATURAL   COM        136385 10 1                              SHRS      SOLE     N/A                              SOLE
RESOURCES CMN                                6,520,721.25     89,698                                            89,698
CENTRAL FD CDA CL  CLASS A    153501 10 1                              SHRS      SOLE     N/A                              SOLE
A ISIN                                      36,823,340.17  3,406,383                                         3,406,383
#CA1535011011  SE
CENTRAL GOLD-TRUST TR UNIT    153546 10 6                              SHRS      SOLE     N/A                              SOLE
CMN                                          5,000,152.24    159,800                                           159,800
COMPTON PETROLEUM  COM        204940 10 0                              SHRS      SOLE     N/A                              SOLE
CORP CMN                                     9,535,233.59  1,041,573                                         1,041,573
CENTRAL SUN MINING COM        155432 10 7                              SHRS      SOLE     N/A                              SOLE
INC                                          4,957,017.62  4,194,141                                         4,194,141
- (GlenCairn)
GAMMON LAKE        COM        36467T 10 6                              SHRS      SOLE     N/A                              SOLE
RESOURCES INC CMN                           28,405,336.54  3,562,800                                         3,562,800
HARMONY GOLD       SPONSORED  413216 30 0                              SHRS      SOLE     N/A                              SOLE
MNG LTD (NEW) SPO  ADR                       5,571,503.38    540,398                                           540,398
Hovnanian          CL A       44248720 3                               SHRS      SOLE     N/A                              SOLE
Enterprises-A                                  179,250.00     25,000                                            25,000
INDYMAC BANCORP    COM        456607 10 0                              SHRS      SOLE     N/A                              SOLE
INC                                            148,750.00     25,000                                            25,000
ISHARES SILVER     ISHARES    46428Q 10 9                              SHRS      SOLE     N/A                              SOLE
TRUST                                        2,203,815.15     14,995                                            14,995
Jaguar Mining Inc  COM        47009M 10 3                              SHRS      SOLE     N/A                              SOLE
                                            17,165,039.06  1,417,500                                         1,417,500
MAG SILVER CORP    COM        55903Q 10 4                              SHRS      SOLE     N/A                              SOLE
                                               222,205.53     15,000                                            15,000
NEVSUN RESOURCES   COM        64156L 10 1                              SHRS      SOLE     N/A                              SOLE
LTD CMN                                      2,060,647.04    894,500                                           894,500
OREZONE RESOURCES  COM        685921 10 8                              SHRS      SOLE     N/A                              SOLE
INC                                         11,641,947.12  9,686,100                                         9,686,100
PENN WEST ENERGY   TR UNIT    707885 10 9                              SHRS      SOLE     N/A                              SOLE
TRUST                                        1,013,953.42     39,177                                            39,177
ULTRASHORT         ULTRA XIN  74347R 32 1                              SHRS      SOLE     N/A                              SOLE
FTSE/XINHUA CHIN   CH25                     10,300,580.00    134,000                                           134,000
ULTRASHORT QQQ     ULTRA QQQ  74347R 20 6                              SHRS      SOLE     N/A                              SOLE
PROSHARES          PSHS                      3,798,000.00    100,000                                           100,000
ULTRASHORT S&P500  ULTRA S&P  74347R 10 7                              SHRS      SOLE     N/A                              SOLE
PROSHARES          500                       3,250,800.00     60,000                                            60,000
ULTRASHORT         ULTSHR     74347R 83 4                              SHRS      SOLE     N/A                              SOLE
RUSSELL2000 PROSH  RU20000                   9,494,550.00    135,000                                           135,000
UNICO AMERN CORP   COM        904677 10 8                              SHRS      SOLE     N/A                              SOLE
                                               306,270.00     29,880                                            29,880

                                           160,460,250.67



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